UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street
         London,  UK     W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $166,825 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6     2757  2385000 PRN      SOLE                  2385000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     4170  3980000 PRN      SOLE                  3980000        0        0
BECKMAN COULTER INC            NOTE 2.500%12/1  075811AD1     2045  2000000 PRN      SOLE                  2000000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     4792  5500000 PRN      SOLE                  5500000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6     2060  2155000 PRN      SOLE                  2155000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    13764  9980000 PRN      SOLE                  9980000        0        0
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8     4493  3000000 PRN      SOLE                  3000000        0        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8     7229  7000000 PRN      SOLE                  7000000        0        0
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8     3421  2795000 PRN      SOLE                  2795000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.250% 5/0  459902AQ5     3207  2950000 PRN      SOLE                  2950000        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     9893   720000 SH       SOLE                   720000        0        0
ISHARES INC                    MSCI MEX INVEST  464286822    10068   190000 SH       SOLE                   190000        0        0
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     1986  2000000 PRN      SOLE                  2000000        0        0
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3   530718AF2    21359 19440000 PRN      SOLE                 19440000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     1618  1620000 PRN      SOLE                  1620000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.125% 5/0  535678AD8     1509  1500000 PRN      SOLE                  1500000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     3454  3400000 PRN      SOLE                  3400000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     6866  6860000 PRN      SOLE                  6860000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0     4633  4120000 PRN      SOLE                  4120000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     5850  6550000 PRN      SOLE                  6550000        0        0
MICROSOFT CORP                 COM              594918104     1102    45000 SH       SOLE                    45000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     1883  1680000 PRN      SOLE                  1680000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     2256  2175000 PRN      SOLE                  2175000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     2166  1900000 PRN      SOLE                  1900000        0        0
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5     4277  2890000 PRN      SOLE                  2890000        0        0
PEABODY ENERGY CORP            SDCV 4.750%12/1  704549AG9     2489  2223000 PRN      SOLE                  2223000        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4     5240  4000000 PRN      SOLE                  4000000        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     3690  4000000 PRN      SOLE                  4000000        0        0
SANDISK CORP                   NOTE 1.500% 8/1  80004CAD3     8380  9000000 PRN      SOLE                  9000000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     7548  7000000 PRN      SOLE                  7000000        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9     6111  5040000 PRN      SOLE                  5040000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4     4653  4305000 PRN      SOLE                  4305000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     1856  1620000 PRN      SOLE                  1620000        0        0